Critical Accounting Estimates and Judgements	12 Months Ended
Jun. 30, 2026
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Critical Accounting Estimates and Judgements	Critical accounting estimates and judgements
The preparation of the financial statements in conformity with IFRS requires the group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as well as disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Key accounting estimates and assumptions applied:
•Estimate of taxation – note 11
•Recognition of deferred tax asset – note 11
•Valuation of cash generating units acquired – note 13
•Fair value of identifiable assets acquired – note 13
•Estimate of deferred tax rates on acquisition date – note 13
•Mineral Reserves and Resources – note 14
•Production start date – note 14
•Stripping activities – note 14
•Impairment of assets and goodwill – note 14
•Depreciation of property, plant and equipment – note 14
•Exploration and evaluation assets – note 14
•Estimate of exposure and liabilities with regard to
rehabilitation costs – note 24
•Leases – note 26
•Valuation of contingent consideration liabilities – note 27 and 37
•Streaming contract liabilities – note 29 and 37
•Fair value of share-based payments – note 34
•Assessment of contingencies – note 36
•Valuation of derivative financial instruments – note 37.
Other accounting estimates and assumptions applied:
•Expected credit losses on financial assets at amortised cost
- note 18 and 37
•Valuation of interest in associate – note 19
•Provision for stock obsolescence – note 21
•Estimate of employee benefit liabilities – note 25
•Estimate of provision for silicosis settlement – note 25.